Income and Expenses Items - Summary of Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Gain on disposal of property, plant, and equipment	$ 239	$ 88	$ 93
Rental income	199	89	99
Reversal of allowance for other receivable	80
Reversal of allowance for trade receivables for related parties	11
Reversal of allowance for trade receivable		122
Reversal of allowance for foreseeable loss			507
Other operating income – others	285	86	106
Total other operating income	$ 814	$ 385	$ 805